Average Annual Total Returns - CLASS I	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lipper Equity Income Fund Objective (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.22%	10.61%	10.28%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	9.60%	8.63%	9.99%
CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	6.96%	8.01%
CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.61%	6.53%	7.64%